CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares
Accounts receivable, allowance	¥ 381	$ 60	¥ 156
Operating lease right-of-use assets, related party	32,944	5,170	174
Accounts payable	30,536	4,792	21,551
Deferred revenue and customer advances	302,980	47,544	268,613
Amounts due to related parties	8,853	1,389	485
Accrued expenses and other current liabilities	115,895	18,186	107,029
Current operating lease liabilities	24,669	3,871	1,544
Current operating lease liabilities - related party	23,270	3,652	174
Noncurrent operating lease liabilities	9,577	1,503	5,070
Non-current operating lease liabilities - related party	5,501	$ 863	0
Ordinary shares, par value | $ / shares		$ 0.0001
VIE
Accounts receivable, allowance	381	$ 60	156
Accounts payable	25,950	4,072	19,980
Deferred revenue and customer advances	302,980	47,544	268,613
Amounts due to related parties	12,289	1,928	485
Accrued expenses and other current liabilities	88,053	13,817	95,200
Current operating lease liabilities	11,735	1,841	1,544
Noncurrent operating lease liabilities	6,501	1,020	5,070
VIEs excluding Group companies
Amounts due to related parties	¥ 3,879	$ 608	¥ 485
Class A ordinary shares
Ordinary shares, shares authorized	700,000,000	700,000,000	700,000,000
Ordinary shares shares issued	125,122,382	125,122,382	122,622,382
Ordinary shares, shares outstanding	123,852,667	123,852,667	122,622,382
Class B ordinary shares
Ordinary shares, shares authorized	200,000,000	200,000,000	200,000,000
Ordinary shares shares issued	144,000,000	144,000,000	144,000,000
Ordinary shares, shares outstanding	144,000,000	144,000,000	144,000,000
Undesignated
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000
Ordinary shares shares issued	0	0	0
Ordinary shares, shares outstanding	0	0	0